EXPENSES	12 Months Ended
Feb. 29, 2012
EXPENSES
EXPENSES
21. EXPENSES Included in general and administrative expenses is $382 related to premises rental expense for the year ended February 29, 2012 [year ended February 28, 2011 – $211].